TAXES - Valuation allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Valuation allowance
Beginning balance	$ 445,403	$ 359,904	$ 188,994
Current year addition	104,207	185,808
Exchange difference	(18,708)	(14,898)
Ending balance	$ 445,403	359,904
Allowance for deferred tax assets (as a percent)	100.00%
PRC
Valuation allowance
Net operating loss carryforwards	$ 3,100,000	$ 1,800,000